Business Combination (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 29, 2019
Business Combination (Textual)
Total acquisition price	$ 8,600,000
Purchase consideration shares	200,000
Beneficial ownership limitation, percentage	4.99%
Number of shares into preferred stock convertible	2,500,000
Shares quoted value	$ 8,600,000
Quoted closing price		$ 3.44